RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share option plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes [Line Items]
Balance	£ 3	£ 9	£ 13
Granted, including certain adjustments (includes entitlements of appointed key management personnel)		3	3
Exercised/lapsed (includes entitlements of former key management personnel)	(2)	(9)	(7)
Balance	1	3	9
Share plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate contributions in respect of key management personnel to defined contribution pension schemes [Line Items]
Balance	65	82	102
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	37	29	37
Exercised/lapsed (includes entitlements of former key management personnel)	(20)	(46)	(57)
Balance	£ 82	£ 65	£ 82